Operating segments - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Disclosure of operating segments [line items]
Non-current assets	$ 14,472	$ 19,890
Canada
Disclosure of operating segments [line items]
Non-current assets	14,138	18,980
United States
Disclosure of operating segments [line items]
Non-current assets	32	69
Ireland
Disclosure of operating segments [line items]
Non-current assets	$ 302	$ 841